Loss Per Share - Schedule of Loss Per Share (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loss Per Share [Abstract]
Loss used in the calculation of basic and dilutive loss per share (in Dollars)	$ (120,375,292)	$ (18,936,454)
Loss per share:
Basic loss per share	$ (1.07)	$ (0.21)
Diluted loss per share	$ (1.07)	$ (0.21)
Weighted average number of shares (in Shares)	112,693,055	88,390,180